Other Long-Term Liabilities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Other Long-Term Liabilities [Line Items]
Current and long-term decommissioning liabilities		$ 2.7		$ 3.4
Interest expense	$ 270,350		$ 221,756		$ 187,994
Decommissioning liabilities derecognized		$ 0.9
Decommissioning liabilities, description	It is expected that the decommissioning liabilities will mature between 2024 and 2062.	It is expected that the decommissioning liabilities will mature between 2024 and 2062.
Interest payments		$ 13.4